SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
10.	SUBSEQUENT EVENTS

Merger Agreement

On April 8, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Cellectar, Inc. (“Cellectar”) and Cell Acquisition Corp. (the “Merger Subsidiary”), a wholly-owned subsidiary of Novelos, pursuant to which Cellectar was merged into the Merger Subsidiary (the “Acquisition”).  As a result of the Acquisition, the Merger Subsidiary, which has been renamed Cellectar, Inc., owns all assets of and operates the business previously owned and operated by Cellectar. Prior to the Acquisition, Cellectar was in the business of developing drugs for the treatment and diagnosis of cancer.  The Company will continue to develop Cellectar’s compounds following the Acquisition.

As consideration for the Acquisition, the former stockholders of Cellectar received aggregate consideration consisting of a number of shares of Novelos common stock constituting, after giving effect to the Acquisition but before giving effect to the concurrent private placement of the Company’s securities described below, approximately 85% of the outstanding shares of Novelos common stock.  Prior to the Acquisition, the Company amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock (the “Reverse Split”).  Immediately following the effectiveness of the Reverse Split, there were 2,959,871 shares of common stock outstanding, and the Company issued 17,001,596 shares of its common stock to the former stockholders of Cellectar upon the effectiveness of the Acquisition.

Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of $250,000 upon the completion of the Acquisition in consideration for their services.  XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of $200,000 upon the completion of the Acquisition in consideration for their services.

Accounting principles generally accepted in the United States require that a company whose security holders retain the majority voting interest in the combined business be treated as the acquirer for financial reporting purposes.  Accordingly, the Acquisition will be accounted for as a reverse acquisition whereby Cellectar, Inc. will be treated as the accounting acquirer.

Securities Purchase Agreement

Concurrently with the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000.  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.

The Securities Purchase Agreement includes a requirement that the Company file with the SEC no later than October 5, 2011, a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement.  The Company is also required to use commercially reasonable efforts to have the registration statement declared effective by December 4, 2011, and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or the second anniversary of the closing.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to the December 4, 2011 (if there is no review by the SEC) or by January 3, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company will be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12 month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to $200,000 and warrants to purchase 192,931 shares of its common stock in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The warrants have the same terms as those issued to the investors in the private placement.

As a result of the financing, warrants to purchase 105,042 shares of common stock at $10.71 per share, giving effect to the Reverse Split, became exercisable for $0.75 per share according to their terms. On May 3, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise 27,311 of these warrants.

Changes in Directors and Executive Officers

Effective April 8, 2011, prior to the completion of the Acquisition, Michael J. Doyle, Sim Fass and David B. McWilliams resigned from the Company’s board of directors and their respective committee appointments.

Effective April 8, 2011, as a condition to the completion of the Acquisition, Jamey P. Weichert, Thomas Rockwell Mackie, John Neis, John E. Niederhuber and Michael F. Tweedle were appointed to the Company’s board of directors.  Jamey P. Weichert, Thomas Rockwell Mackie and John Neis previously served on the board of directors of Cellectar.

On April 25, 2011, the Company’s board of directors appointed the following individuals to serve on the following committees of the board of directors.

Howard M. Schneider, John Neis and John E. Niederhuber were appointed to the audit committee of the board of directors.  Mr. Schneider was appointed as the chairman of that committee, a position that he held prior to the Acquisition.

Thomas Rockwell Mackie, James S. Manuso, John Neis and Michael F. Tweedle were appointed to the compensation committee of the board of directors. Dr. Mackie was appointed as the chairman of that committee.

Stephen A. Hill, John E. Niederhuber and James S. Manuso were appointed to the nominating and corporate governance committee of the board of directors.  Dr. Hill was appointed as the chairman of that committee.

Amendment of Certificate of Incorporation

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate to Set Forth Designations, Voting Powers, Preferences, Restrictions and Relative Rights of Series C 8% Cumulative Convertible Preferred Stock.  There had not been any shares of Series C preferred stock outstanding since December 2010.

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate of Designations, Preferences and Rights of Series E Convertible Preferred Stock.  There had not been any shares of Series E preferred stock outstanding since December 2010.

Prior to the closing of the Acquisition on April 8, 2011, the Company amended and restated its certificate of incorporation in order to (a) effect the reverse split; (b) reduce the number of shares of authorized common stock from 750,000,000 to 150,000,000; (c) eliminate the right of the stockholders to act by written consent; and (d) classify the board of directors into three classes.  Class I directors will stand for re-election at the Company’s next annual meeting of stockholders, Class II directors will stand for re-election at the 2012 annual meeting of stockholders, and Class III directors will stand for re-election at the 2013 annual meeting of stockholders.  Thomas Rockwell Mackie, James S. Manuso and John Niederhuber serve as Class I directors, Stephen A. Hill, Michael F. Tweedle and John Neis serve as Class II directors, and Harry S. Palmin, Jamey P. Weichert and Howard M. Schneider serve as Class III directors.

12.	SUBSEQUENT EVENTS

Merger Agreement

On April 8, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Cellectar, Inc. (“Cellectar”) and Cell Acquisition Corp. (the “Merger Subsidiary”), a wholly owned subsidiary of Novelos, pursuant to which Cellectar was merged into the Merger Subsidiary (the “Acquisition”).  As a result of the Acquisition, the Merger Subsidiary, which has been renamed Cellectar, Inc., owns all assets and operates the business previously owned and operated by Cellectar. Prior to the Acquisition, Cellectar was in the business of developing drugs for the treatment and diagnosis of cancer.  The Company will continue to develop Cellectar’s compounds following the Acquisition.

As consideration for the Acquisition, the former stockholders of Cellectar  received aggregate consideration consisting of a number of shares of Novelos common stock constituting, after giving effect to the Acquisition but before giving effect to the concurrent private placement of our securities described below, approximately 85% of the outstanding shares of Novelos common stock.  Prior to the Acquisition, the Company amended and restated its certificate of incorporation and in connection therewith, among other things, effected a 1-for-153 reverse split of its common stock (the “Reverse Split”).  Immediately following the effectiveness of the Reverse Split, there were approximately 2,959,871 shares of our common stock outstanding, and the Company issued 17,001,596 shares of our common stock to the former stockholders of Cellectar upon the effectiveness of the Acquisition.

Rodman & Renshaw, LLC (“Rodman”), financial advisor to Novelos in connection with the Acquisition, received a cash fee of $250,000 upon the completion of the Acquisition in consideration of their services.  XMS Capital Partners, the financial advisor to Cellectar in connection with the Acquisition, received a cash fee of $200,000 upon the completion of the Acquisition in consideration of their services.

Securities Purchase Agreement

Concurrently with the execution of the Merger Agreement, the Company entered into a Securities Purchase Agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000.  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.

The Securities Purchase Agreement includes a requirement that the Company file with the Securities and Exchange Commission (“SEC”) no later than October 5, 2011, a registration statement covering the resale of the shares of common stock, and the shares of common stock underlying the warrants, issued pursuant to the Securities Purchase Agreement.  The Company is also required to use our commercially reasonable efforts to have the registration statement declared effective by December 4, 2011, and to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”) until the earlier of the date when all the registrable securities covered by the registration statement have been sold or the second anniversary of the closing.

In the event the Company fails to file the registration statement within the timeframe specified by the Securities Purchase Agreement, or if it fails to obtain effectiveness of this registration on or prior to the December 4, 2011 (if there is no review by the SEC) or by January 3, 2012 (if there is review by the SEC) with respect to the maximum number of shares permitted to be registered by the SEC, the Company will be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the registration statement is filed or declared effective, as applicable.  The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days, on not more than two occasions, in any 12 month period.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement.

The Company paid to Rodman, the placement agent for the financing, a cash fee equal to $200,000 and warrants to purchase 192,931 shares of its common stock in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement between Rodman and the Company.  Rodman is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The warrants have the same terms as those issued to the investors in the private placement.

Changes in Directors and Executive Officers

Effective April 8, 2011, prior to the completion of the Acquisition, Michael J. Doyle, Sim Fass and David B. McWilliams resigned from the Company’s board of directors and their respective committee appointments.

Effective April 8, 2011, as a condition to the completion of the Acquisition, Jamey P. Weichert, Thomas Rockwell Mackie, John Neis, John E. Niederhuber and Michael F. Tweedle were appointed to the Company’s board of directors.  Committee assignments have not yet been determined.  Jamey P. Weichert, Thomas Rockwell Mackie and John Neis, previously served on the board of directors of Cellectar.

Amendment of Certificate of Incorporation

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate to Set Forth Designations, Voting Powers, Preferences, Restrictions and Relative Rights of Series C 8% Cumulative Convertible Preferred Stock.  There had not been any shares of Series C preferred stock outstanding since December 2010.

Effective April 7, 2011 the Company’s certificate of incorporation was amended to eliminate the Certificate of Designations, Preferences and Rights of Series E Convertible Preferred Stock.  There had not been any shares of Series E preferred stock outstanding since December 2010.

Prior to the closing of the Acquisition on April 8, 2011, the Company amended and restated its certificate of incorporation in order (a) to effect the reverse split; (b) to reduce the number of shares of our authorized common stock from 750,000,000 to 150,000,000; (c) to eliminate the right of the stockholders to act by written consent; and (d) to classify the board of directors into three classes.  Class I directors will stand for re-election at the Company’s next annual meeting of stockholders, Class II directors will stand for re-election at the 2012 annual meeting of stockholders, and Class III directors will stand for re-election at the 2013 annual meeting of stockholders.  Thomas Rockwell Mackie, James S. Manuso and John Niederhuber serve as Class I directors, Stephen A. Hill, Michael F. Tweedle and John Neis serve as Class II directors, and Harry S. Palmin, Jamey P. Weichert and Howard M. Schneider serve as Class III directors.